Consolidated Statements of Operations - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
REVENUE
Total Revenue
Gross Profit
MINERAL PROPERTY OPERATIONS
Acquisition
Exploration	16,872	22,916
Total Mineral Property Operations	16,872	22,916
EXPENSES
Accretion	76,084	529,914
Consulting fees	184,534	70,437
Filling fees	14,780	15,831
Finder’s fees		15,000
Office & general	46,349	54,710
Professional fees	56,817	105,409
Public relations	71,164	72,854
Related party – director’s fees	397,833
Related party – management fees	187,500	216,000
Total Expenses	1,035,061	1,080,155
Net Loss	(1,051,933)	(1,103,071)
Interest expense	(63,953)	(62,431)
Unrealized foreign exchange gain (loss)	(65,105)	61,517
Finance costs	(51,828)	(197,571)
Change in fair value of derivative liability	108,440	206,052
Write-down of accounts receivable		(45,800)
Loss on settlement of debt	(741,144)
Total Other Expense	(813,590)	(38,233)
Net Loss	$ (1,865,523)	$ (1,141,304)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.00)	$ (0.05)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	631,246,975	6,391,865
WEIGHTED AVERAGE NUMBER OF PREFERRED SHARES OUTSTANDING	100,000	100,000